Prudential Investment Portfolios 3

PGIM Quant Solutions Large-Cap Value Fund

Prudential Investment Portfolios, Inc. 10

PGIM Quant Solutions Mid-Cap Value Fund

The Target Portfolio Trust

PGIM Quant Solutions Small-Cap Value Fund

(each, a "Fund" and collectively the "Funds")

Supplement dated November 7, 2023

to each Fund's Currently Effective Summary Prospectus and Prospectus

You should read this Supplement in conjunction with each Fund's Summary Prospectus and Prospectus and retain it for future reference.

Effective immediately, Mr. Mitchell Stern, PhD, is no longer a portfolio manager to the Funds and Ms. Stacie Mintz, CFA is added as a portfolio manager to each Fund.

To reflect these changes, each Fund's Summary Prospectus and Prospectus are hereby revised as follows effective immediately:

1.All references and information pertaining to Mr. Stern are hereby removed from each Fund's Summary Prospectus and Prospectus.

2.The tables in the section of each Fund's Summary Prospectus and Prospectus entitled "Management of the Fund" are hereby revised by adding the information set forth below with respect to Ms. Mintz:

Investment Managers	Subadviser	Portfolio	Title	Service Date
Managers

PGIM Investments LLC	PGIM Quantitative	Stacie Mintz,	Managing Director,	November 2023
	Solutions LLC	CFA	Head of Quantitative
Equity

3.The sections of each Fund's Prospectus entitled "How the Fund is Managed – Portfolio Managers" are hereby revised by adding the following professional biography for Ms. Mintz:

Stacie L. Mintz, CFA, is a Managing Director and Head of Quantitative Equity for PGIM Quantitative Solutions. She leads the portfolio managers on the Quantitative Equity team and is responsible for enhancements to the Quantitative Equity models and portfolio analytic tools. Prior to her current role, she served as the Head of Equity Portfolio Management for PGIM Quantitative Solutions. Stacie has over two decades of portfolio management experience, focusing on long only and long short equity investing for more than 15 years at PGIM. Prior to that, she managed strategic and tactical asset allocation for several institutional and retail funds at PGIM. During that time, she was also responsible for managing the overall asset allocation for the Prudential Pension Plan. She earned a BA in economics from Rutgers University and an MBA in finance from the New York University Stern School of Business.

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